Annual Total Returns- SP 500 Fund (Class H) [BarChart] - Class H - SP 500 Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.36%	14.29%	30.22%	11.68%	(0.20%)	10.05%	19.85%	(6.02%)	29.13%	16.27%